SUBSEQUENT EVENTS (Details Narrative) - Record Street Brewing Co [Member] - USD ($)		1 Months Ended
	Oct. 01, 2017	Dec. 31, 2017	Sep. 30, 2017	Sep. 22, 2017	Jun. 26, 2017	Jun. 23, 2016
Number of shares issued in transaction (in shares)		80,000,000
Number of shares issued in transaction		$ 1,600,000
UPD Holding Inc [Member]
Number of shares issued in transaction (in shares)		80,000,000
Number of shares issued in transaction		$ 1,600,000
10% Convertible Notes Payable Due on 30 June 2018 [Member]
Debt face amount			$ 100,000	$ 15,000	$ 100,000	$ 10,000
Number of common shares isued on conversion		1,000			1,000
10% Convertible Notes Payable Due on 30 June 2018 [Member] | Subsequent Event [Member]
Number of common shares isued on conversion		1,000
12% Promissory Notes Due on December 31, 2018 [Member] | Subsequent Event [Member] | Restructuring Agreement [Member ]
Debt face amount	$ 150,000
Number of shares cancelled	2,500
12% Promissory Notes Due on December 31, 2018 [Member] | Subsequent Event [Member] | Assignment And Repurchase Agreement [Member]
Debt face amount	$ 200,000
Bridge Loaned amount	$ 100,000